RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

27 RELATED PARTY TRANSACTIONS

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

	2021	2022	2023
	S$	S$	S$

Transactions with related parties:

Research income from associate	50,205	207,206	183,518
Purchase from associate	2,499	7,360	647
Service fee paid to directors	11,660	11,268	3,529
Amount due to a director	1,265	1,265	-

Balances with related parties:

Trade payables to associate	1,102	-	-
Trade receivable from associate	-	-	4,739

Compensation of directors and key management personnel

The remuneration of directors and key management personnel during the year were as follows:

	2021	2022	2023
	S$	S$	S$

Wages and salaries	272,507	290,070	410,699
Defined contribution plans	37,285	39,122	46,762
Other short-term benefits	3,358	3,414	7,028
Total	313,150	332,606	464,489

Analyzed by:
Directors of the Company	-	-	233,282
Other key management personnel	313,150	332,606	231,207
Total	313,150	332,606	464,489

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023